IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Distribution Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
CLASSIFICATION - HELD FOR SALE	R$ (187,801)	R$ (102,950)
Balance at end of the year	7,203,496
Management
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,681,420
CLASSIFICATION - HELD FOR SALE	R$ (53,268)	(23,474)
Balance at end of the year		R$ 16,681,420